Transactions with related parties	9 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]	Transactions with related parties
Transactions with related parties are defined and controlled in accordance with the Related-Party Policy approved by Inter’s Board of Directors. The policy defines and ensures transactions involving Inter and its shareholders or direct or indirect related parties. Transactions related to subsidiaries are eliminated in the consolidation process, not affecting the unaudited condensed consolidated interim financial statements. Related-party transactions were undertaken as follows:

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	09/30/2023	12/31/2022	09/30/2023	12/31/2022	09/30/2023	12/31/2022	09/30/2023	12/31/2022	09/30/2023		12/31/2022
Assets	9,659	4,397	690,009	572,115	16,059	16,063	974,653	1,860,959	1,690,380		2,453,534
Loans and advances to customers	9,659	4,397	—	4	16,059	16,063	485,425	632,408	511,143		652,872
Amounts due from financial institutions	—	—	690,009	572,111	—	—	489,228	1,228,551	1,179,237	—	1,800,662

Liabilities	(7,792)	(24,736)	(18)	(7)	(18,130)	(15,031)	(89,461)	(122,576)	(115,401)		(162,350)
Liabilities with customers - Demand deposits	(493)	(1,350)	(9)	(7)	(897)	(981)	(5,332)	(10,324)	(6,731)		(12,662)
Liabilities with customers - Term deposits	(7,299)	(23,386)	(9)	—	(17,233)	(14,050)	(84,129)	(112,252)	(108,670)		(149,688)

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	09/30/2023	09/30/2022	09/30/2023	09/30/2022	09/30/2023	09/30/2022	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Loss for the period	(1,709)	(12,527)	—	(9,788)	(871)	(11,043)	(2,169)	(154,115)	(4,749)	(187,473)
Interest income	—	—	—	10,893	1,018	—	7,547	—	8,565	10,893
Interest expenses	(1,708)	(12,527)	—	(6,003)	(1,889)	(10,297)	(7,154)	(148,899)	(10,751)	(177,726)
Other administrative expenses	(1)	—	—	(14,678)	—	(746)	(2,562)	(5,216)	(2,563)	(20,640)
(a)    Inter & Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)     Entities with significant influence by Inter & Co;
(c)     Directors and members of the Board of Directors of Inter & Co; and
(d)     Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter & Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter & Co and their close family members.
Compensation of key management personnel
The global compensation of key management personnel for the nine-month period ended on September 30, 2023, approved in the Group’s Ordinary General Meeting, was R$ 99,791.